Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Consolidated statement of comprehensive income [Abstract]
Net profit for the year	R$ 317,646	R$ 119,554	R$ 177,079
Other comprehensive income to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations	(35,917)	76,463	(1,007)
Total comprehensive income for the year	R$ 281,729	R$ 196,017	R$ 176,072